Share Based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Share Based Compensation
Share-Based Compensation
At December 31, 2018, we have two active equity incentive plans, the 2011 Inducement Stock Incentive Plan (the “2011 Plan”), and the 2018 Incentive Plan (the “2018” Plan and together with the 2011 Plan, “the Plans”), under which stock options, restricted stock units, and other stock-based awards may be granted to employees and non-employees, including members of our Board of Directors. Terms of any equity instruments granted under the Plans are approved by the Board of Directors. Stock options typically vest over the requisite service period of one to four years and have a contractual term of seven to ten years. Restricted stock units generally vest over one to four years. Under the Plans, we are authorized to issue an aggregate of 1,850,000 shares of common stock. As of December 31, 2018, the Plans had 2,066,965 shares available for future issuance. The number of shares reserved for issuance under the 2018 Plan is subject to increase by (i) the number of shares of common stock that remained available for grant under the 2014 Equity Incentive Award Plan (the “2014 Plan”) as of the effective date of the 2018 Plan, plus (ii) any shares of common stock under the 2014 Plan that are forfeited, expire, or are canceled. As of December 31, 2018, the number of shares provided for issuance under the 2018 Plan due to unissued, forfeited, expired, and canceled shares under the 2014 Plan was 359,272 shares.
Stock Options
The estimated fair value of our stock options is determined using the Black-Scholes model. All stock options were granted with an exercise price equal to the fair value of the common stock on the grant date. There were no employee stock options granted during the years ended December 31, 2018 and 2017.
A summary of our stock option award activity as of and for the year ended December 31, 2018 is as follows (in thousands, except per share data):

	Number of Shares	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Options exercisable at December 31, 2017	824	$2.84
Options outstanding at December 31, 2017	902	$3.03
Options granted	—	$—
Options forfeited	(17)	$5.12
Options expired	(290)	$2.68
Options exercised	(37)	$0.70
Options outstanding at December 31, 2018	558	$3.31	2.7	$—
Options exercisable at December 31, 2018	523	$3.18	2.4	$—

At December 31, 2018, total unrecognized compensation cost related to unvested stock options was $25 thousand, which is expected to be recognized over a weighted-average period of 1.1 years.
Upon exercise, we issue new shares of common stock. Cash received from stock option exercises was $26 thousand and $5 thousand during the years ended December 31, 2018 and 2017, respectively. The total intrinsic value of stock options exercised was $36 thousand and $12 thousand during the years ended December 31, 2018 and 2017, respectively.
Restricted Stock Units
Under guidance for share-based payments, the fair value of our restricted stock awards is based on the grant date fair value of our common stock. All restricted stock units were granted with no purchase price. Vesting of the restricted stock awards is subject to service conditions, as well as the attainment of additional performance objectives for certain of the awards. The weighted-average grant date fair value of the restricted stock units was $1.92 and $4.77 per share during the years ended December 31, 2018 and 2017, respectively.
A summary of our restricted stock unit activity as of and for the year ended December 31, 2018 is as follows (in thousands, except per share data):

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Non-vested restricted stock units outstanding at December 31, 2017	341	$4.73
Granted	498	$1.92
Forfeited	(285)	$2.66
Vested	(187)	$4.03
Non-vested restricted stock units outstanding at December 31, 2018	367	$2.88
The following table summarizes information about restricted stock units that vested during the years ended December 31, 2018 and 2017 based on service conditions (in thousands):

	Year Ended December 31,
	2018	2017
Fair value on vesting date of vested restricted stock units	$364	$798

At December 31, 2018, total unrecognized compensation cost related to non-vested restricted stock units was $0.7 million, which is expected to be recognized over a weighted-average period of 2.2 years.
Allocation of Share-Based Compensation Expense
Total share-based compensation expense related to all of our share-based units for the years ended December 31, 2018 and 2017 was allocated as follows (in thousands):

	Year Ended December 31,
	2018	2017
Cost of revenues:
Services	$34	$40
Product and product-related	16	19
Marketing and sales	101	157
General and administrative	483	636
Total share-based compensation expense	$634	$852